Employee benefits - Breakdown of pension and OPEB plans assets and liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Pension Plans
Defined Benefit Plan Disclosure
Current liabilities	$ 229	$ 227
Non-current liabilities	35,339	52,389
OPEB Plan
Defined Benefit Plan Disclosure
Current liabilities	6,328	6,456
Non-current liabilities	$ 172,882	$ 162,225